CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed balance sheets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Required minimum percentage of annual appropriations to statutory surplus reserve	10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required	50.00%
ASSETS
Cash and cash equivalents	¥ 3,918,146	$ 536,784	¥ 7,081,937
Prepayment and other current assets	12,104,106	1,658,256	34,151
Due from related parties	¥ 4,439,705	$ 608,237	¥ 8,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
TOTAL ASSETS	¥ 81,334,025	$ 11,142,715	¥ 25,231,679
LIABILITIES AND EQUITY
Payroll payables	1,045,829	143,278	676,618
Other payables	1,352,992	185,360	591,562
TOTAL LIABILITIES	10,035,224	1,374,822	7,409,936
SHAREHOLDERS' EQUITY:
Ordinary shares, US$0. 01 par value, 200,000,000 shares authorized, 22,235,471 and 24,535,471 shares issued and outstanding as of December 31, 2023 and 2024, respectively	1,709,070	245,355	1,542,964
Additional paid-in capital	50,014,763	6,851,994	2,729,084
Statutory Reserves	2,054,975	281,530	1,494,652
Ordinary shares subscribed	(1,542,964)	(222,355)	(1,542,964)
Accumulated other comprehensive income	418,491	57,088
Retained earnings	18,494,772	2,533,773	13,451,868
TOTAL SHAREHOLDERS' EQUITY	71,149,107	9,747,385	17,675,604
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 81,334,025	11,142,715	¥ 25,231,679
Subsidiaries
Required minimum percentage of annual appropriations to statutory surplus reserve	10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required	50.00%
Parent company | Reportable Legal Entities
ASSETS
Cash and cash equivalents	¥ 4,437	608
Prepayment and other current assets	3,450,175	472,672
Due from related parties	¥ 43,345,774	$ 5,938,347
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Subsidiaries	Subsidiaries	Subsidiaries
Investment in subsidiaries	¥ 25,822,112	$ 3,537,615	¥ 17,675,604
TOTAL ASSETS	72,622,498	9,949,242	17,675,604
LIABILITIES AND EQUITY
Payroll payables	159,243	21,816
Other payables	1,314,148	180,041
TOTAL LIABILITIES	1,473,391	201,857
SHAREHOLDERS' EQUITY:
Ordinary shares, US$0. 01 par value, 200,000,000 shares authorized, 22,235,471 and 24,535,471 shares issued and outstanding as of December 31, 2023 and 2024, respectively	1,709,070	245,355	1,542,964
Additional paid-in capital	50,014,763	6,851,994	2,729,084
Statutory Reserves	2,054,975	281,530	1,494,652
Ordinary shares subscribed	(1,542,964)	(222,355)	(1,542,964)
Accumulated other comprehensive income	418,491	57,088
Retained earnings	18,494,772	2,533,773	13,451,868
TOTAL SHAREHOLDERS' EQUITY	71,149,107	9,747,385	17,675,604
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 72,622,498	$ 9,949,242	¥ 17,675,604